CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - Redeemable Non-controlling interest - 12 months ended Dec. 31, 2021 ₽ in Millions	Redeemable Non-controlling interest RUB (₽)
Beginning balance at Dec. 31, 2020	₽ 3,167
Increase (Decrease) in Temporary Equity
Change in redemption value of redeemable noncontrolling interests	(377)
Ending balance at Dec. 31, 2021	₽ 869